Note 7 - Property, Plant and Equipment (Detail) - Property, Plant and Equipment (USD $)	Sep. 30, 2012	Mar. 31, 2012
Office equipment	$ 1,396	$ 1,373
Computer equipment	1,067	1,051
Land	934,744	334,599
	$ 937,207